Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 001
Employee Benefit Plan Termination [Line Items]
Plan Termination

7. PLAN TERMINATION

Although they have not expressed any intention to do so, the Participating Companies have the right under the Plan to discontinue their contributions at any time and to terminate the Plan subject to the provisions set forth in ERISA. In the event of any termination of the Plan, or upon complete or partial discontinuance of contributions, the accounts of each affected participant shall become fully vested.